Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 2,626	$ 2,490	$ 1,960	$ 5,116	$ 4,094
Dividends on preferred shares and distributions on other equity instruments	(139)		(142)	(220)	(207)
Net income available to common shareholders	$ 2,487		$ 1,818	$ 4,896	$ 3,887
Weighted-average number of common shares outstanding (in shares)	702,670,000		725,402,000	705,583,000	727,518,000
Basic earnings per common share (in canadian dollars per share)	$ 3.54	$ 3.40	$ 2.51	$ 6.94	$ 5.34
Diluted Earnings Per Common Share
Net income available to common shareholders	$ 2,487		$ 1,818	$ 4,896	$ 3,887
Weighted-average number of common shares outstanding (in shares)	702,670,000		725,402,000	705,583,000	727,518,000
Dilutive impact of stock options
Stock options potentially exercisable (in shares)	4,956,000		5,893,000	5,134,000	6,072,000
Common shares potentially repurchased (in shares)	(3,040,000)		(4,855,000)	(3,360,000)	(4,989,000)
Weighted-average number of diluted common shares outstanding (in shares)	704,586,000		726,440,000	707,357,000	728,601,000
Diluted earnings per common share (in canadian dollars per share)	$ 3.53	$ 3.39	$ 2.50	$ 6.92	$ 5.34
Dilutive potential shares from stock options
Dilutive impact of stock options
Outstanding options excluded from calculation of diluted earnings per share (in shares)	764,400		716,633	637,704	594,569
Weighted-average exercise price (in canadian dollars per share)	$ 196.75		$ 150.60	$ 199.52	$ 151.95